Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finance Receivables
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Finance Receivables
Ending balance-recorded investment in finance receivables	$ 24,061	$ 23,308	$ 19,980
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	23,636	22,795	19,508
Finance Receivables | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	425	513	472
Finance Receivables | North America
Finance Receivables
Ending balance-recorded investment in finance receivables	8,864	8,030	7,291
Finance Receivables | North America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	8,838	7,971	7,179
Finance Receivables | North America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	26	59	112
Finance Receivables | Europe
Finance Receivables
Ending balance-recorded investment in finance receivables	3,025	2,740	2,281
Finance Receivables | Europe | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,997	2,702	2,223
Finance Receivables | Europe | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	28	38	58
Finance Receivables | Asia Pacific
Finance Receivables
Ending balance-recorded investment in finance receivables	3,471	3,789	3,038
Finance Receivables | Asia Pacific | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,421	3,753	3,014
Finance Receivables | Asia Pacific | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	50	36	24
Finance Receivables | Mining
Finance Receivables
Ending balance-recorded investment in finance receivables	2,144	1,974	1,485
Finance Receivables | Mining | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,121	1,962	1,473
Finance Receivables | Mining | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	23	12	12
Finance Receivables | Latin America
Finance Receivables
Ending balance-recorded investment in finance receivables	3,466	3,603	2,965
Finance Receivables | Latin America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,287	3,455	2,857
Finance Receivables | Latin America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	179	148	108
Finance Receivables | Caterpillar Power Finance
Finance Receivables
Ending balance-recorded investment in finance receivables	3,091	3,172	2,920
Finance Receivables | Caterpillar Power Finance | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,972	2,952	2,762
Finance Receivables | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	119	220	158
Finance Receivables | Customer
Finance Receivables
Ending balance-recorded investment in finance receivables	20,296	19,424	17,593
Finance Receivables | Customer | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	19,871	18,911	17,121
Finance Receivables | Customer | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	425	513	472
Finance Receivables | Customer | North America
Finance Receivables
Ending balance-recorded investment in finance receivables	6,581	5,967	5,602
Finance Receivables | Customer | North America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	6,555	5,908	5,490
Finance Receivables | Customer | North America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	26	59	112
Finance Receivables | Customer | Europe
Finance Receivables
Ending balance-recorded investment in finance receivables	2,875	2,555	2,224
Finance Receivables | Customer | Europe | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,847	2,517	2,166
Finance Receivables | Customer | Europe | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	28	38	58
Finance Receivables | Customer | Asia Pacific
Finance Receivables
Ending balance-recorded investment in finance receivables	2,888	3,038	2,877
Finance Receivables | Customer | Asia Pacific | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,838	3,002	2,853
Finance Receivables | Customer | Asia Pacific | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	50	36	24
Finance Receivables | Customer | Mining
Finance Receivables
Ending balance-recorded investment in finance receivables	2,143	1,973	1,485
Finance Receivables | Customer | Mining | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,120	1,961	1,473
Finance Receivables | Customer | Mining | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	23	12	12
Finance Receivables | Customer | Latin America
Finance Receivables
Ending balance-recorded investment in finance receivables	2,718	2,719	2,485
Finance Receivables | Customer | Latin America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,539	2,571	2,377
Finance Receivables | Customer | Latin America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	179	148	108
Finance Receivables | Customer | Caterpillar Power Finance
Finance Receivables
Ending balance-recorded investment in finance receivables	3,091	3,172	2,920
Finance Receivables | Customer | Caterpillar Power Finance | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,972	2,952	2,762
Finance Receivables | Customer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	119	220	158
Finance Receivables | Dealer
Finance Receivables
Ending balance-recorded investment in finance receivables	3,765	3,884	2,387
Finance Receivables | Dealer | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,765	3,884	2,387
Finance Receivables | Dealer | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | North America
Finance Receivables
Ending balance-recorded investment in finance receivables	2,283	2,063	1,689
Finance Receivables | Dealer | North America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,283	2,063	1,689
Finance Receivables | Dealer | North America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Europe
Finance Receivables
Ending balance-recorded investment in finance receivables	150	185	57
Finance Receivables | Dealer | Europe | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	150	185	57
Finance Receivables | Dealer | Europe | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Asia Pacific
Finance Receivables
Ending balance-recorded investment in finance receivables	583	751	161
Finance Receivables | Dealer | Asia Pacific | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	583	751	161
Finance Receivables | Dealer | Asia Pacific | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Mining
Finance Receivables
Ending balance-recorded investment in finance receivables	1	1	0
Finance Receivables | Dealer | Mining | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	1	1	0
Finance Receivables | Dealer | Mining | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Latin America
Finance Receivables
Ending balance-recorded investment in finance receivables	748	884	480
Finance Receivables | Dealer | Latin America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	748	884	480
Finance Receivables | Dealer | Latin America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	$ 0	$ 0	$ 0